Non-Controlling Interest - Schedule of non-controlling interest (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Non-Controlling Interest [Abstract]
Current assets	$ 1,049,799		$ 1,049,799
Current liabilities	249,951		249,951
Net assets	799,848		799,848
Net assets attributable to non-controlling interest	263,950		263,950		$ 0
Revenue	0		0
Expenses	128,413		200,151
Net loss	(128,413)		(200,151)
Non-controlling interest	$ (42,376)	$ 0	$ (66,050)	$ 0